As filed with the Securities and Exchange Commission on May 2, 2011

1933 Act File No. 02-90946 1940 Act File No. 811-4015

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 167 ☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 170 ☒

EATON VANCE MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

The Prospectus (Part A) and Statement of Additional Information (Part B) for Eaton Vance Tax-Managed Mid-Cap Core Fund, a series of the Registrant, dated March 1, 2011, as previously filed electronically with the Securities and Exchange Commission on February 25, 2011 (Accession No. 0000940394-11-000187) are incorporated by reference into Parts A and B of this Post-Effective Amendment No. 167 to the Registration Statement of Eaton Vance Mutual Funds Trust (the “Amendment”), and Part A is hereby supplemented as indicated in the Amendment. This Amendment is being filed to supplement the Prospectus to add Class I shares of the Fund, in addition to other changes.

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND EATON VANCE TAX-MANAGED MID-CAP CORE FUND Supplement to Prospectus dated March 1, 2011

1. Effective as of the close of business on April 21, 2011, Eaton Vance Tax-Managed Mid-Cap Core Fund will no longer invest its assets in Tax-Managed Mid-Cap Core Portfolio but will invest directly in securities. Any references to Tax-Managed Mid-Cap Core Portfolio should be changed to Eaton Vance Tax-Managed Mid-Cap Core Fund, unless otherwise noted below.

2. As of the date of this Supplement, the Eaton Vance Tax-Managed Mid-Cap Core Fund now offers Class I Shares.

3. The following paragraph replaces the first paragraph under "Principal Investment Strategies" in "Fund Summaries - Eaton Vance Tax-Managed Equity Asset Allocation Fund":

The Fund normally invests at least 65% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of U.S. companies. The Fund may invest up to 25% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in small or emerging companies and up to 35% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in foreign securities. The Fund will at all times allocate its assets among at least three different Eaton Vance Tax-Managed Portfolios and normally intends to invest in all six Tax-Managed Portfolios described below.

4. The following paragraph is deleted from "Principal Investment Strategies" under "Fund Summaries - Eaton Vance Tax-Managed Equity Asset Allocation Fund":

Tax-Managed Mid-Cap Core Portfolio. Tax-Managed Mid-Cap Core Portfolio’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of common stocks of mid-cap companies. Mid-cap companies are companies with market capitalizations within the range of capitalizations of companies included in the S&P MidCap 400 Index. The Portfolio normally will invest at least 80% of its net assets in stocks of mid-cap companies. Although it invests primarily in domestic securities, the Portfolio may invest up to 25% of its total assets in foreign securities.

5. The following replaces "Fees and Expenses of the Fund" under "Fund Summaries - Eaton Vance Tax-Managed Mid-Cap Core Fund" and reflects the addition of Class I shares, in addition to other changes:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 43 of this Prospectus and page 37 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	1.69%	2.44%	2.44%	1.44%
Expense Reimbursement(1)	(0.29)%	(0.29)%	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.40%	2.15%	2.15%	1.15%

(1)	The administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares, 2.15% for Class B and Class C shares and 1.15% for Class I shares. This expense reimbursement will continue through February 28, 2013. Any amendments or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be subject to recoupment during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$709	$1,022	$1,387	$2,411	$709	$1,022	$1,387	$2,411
Class B shares	$718	$1,104	$1,447	$2,545	$218	$ 704	$1,247	$2,545
Class C shares	$318	$ 704	$1,247	$2,731	$218	$ 704	$1,247	$2,731
Class I shares	$117	$ 397	$ 730	$1,673	$117	$ 397	$ 730	$1,673

6. The following replaces "Principal Investment Strategies" under "Fund Summaries - Eaton Vance Tax-Managed Mid-Cap Core Fund":

The Fund normally invests at least 80% of its net assets in stocks of mid-cap companies (the "80% policy"). Mid-cap companies are companies with market capitalizations within the range of capitalizations of companies included in the S&P MidCap 400 Index. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its total assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may invest no more than 5% of its net assets in real estate investment trusts. The Fund may also lend its securities.

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). The investment adviser seeks to build and maintain an investment portfolio of mid-cap stocks that will perform well over the long term on an after-tax basis. In making investment decisions, portfolio securities are selected by a team of investment analysts in the investment adviser’s equity research group who use a combination of growth and value disciplines, emphasizing higher quality companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. Each analyst maintains responsibility for investments in his or her area of research coverage. Allocations among market sectors are determined by the analysts under the direction of the portfolio manager, using the market sector weightings of the S&P MidCap 400 Index as a benchmark. A company’s financial quality is determined by analysis of its financial statements and the use of "financial quality ratings" provided by nationally recognized statistical rating organizations or as determined by the investment adviser when the company is not rated or when the investment adviser believes the assigned financial quality rating is not an accurate reflection of the company’s quality. Quality companies are generally "seasoned", meaning they generally have five or more years of operations as a public company. The investment adviser seeks to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Sustainable earnings growth is determined by fundamental analysis of a company’s financial trends, products and services, industry conditions and other factors. The sell process combines bottom up and top down considerations. The portfolio manager will normally consider selling securities when they reach their price target, other securities are identified to displace a current holding, or fundamentals deteriorate and the original investment case is no longer valid. A top down assessment of an industry or the economy can also influence the sell decisions at times.

Subject to shareholder approval, the Board of Trustees of the Fund approved a change to the Fund’s investment objective. If approved, the Fund’s investment objective will be changed to total return and the Fund will no longer employ a tax-managed investment strategy intended to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains. In addition, the Fund’s name will change to Eaton Vance Atlanta Capital Horizon Growth Fund. In this connection, the Fund intends to eliminate its policy of investing at least 80% of its net assets in mid-cap companies, although the Fund is expected to continue to focus its investments on mid-cap companies in the near term. The Fund also would no longer pursue a core investment strategy, but primarily focus on growth companies. The Fund will continue to seek to invest in stocks of higher quality companies. If the proposed changes are implemented, the Fund’s primary benchmark will change to the Russell Mid-Cap Growth Index. Also subject to shareholder approval, the Board approved a reclassification of the Fund’s investment objective from fundamental to non-fundamental meaning that a change in the investment objective could be approved by the Board of Trustees without shareholder approval. A Special Meeting of Shareholders is currently scheduled for June 24, 2011 and proxy materials containing information about the Special Meeting and the proposed changes are expected to be mailed to all shareholders of record as of April 29, 2011. If approved, the changes are expected to be implemented early in the third quarter of 2011.

7. The following is added to the first paragraph under "Performance" in "Fund Summaries - Eaton Vance Tax-Managed Mid-Cap Core Fund":

No performance is shown for Class I shares because they have not been offered prior to the date of this Prospectus.

2

8. The following replaces "Portfolio Manager" under "Management" in "Fund Summaries - Eaton Vance Tax-Managed Mid-Cap Core Fund":

Portfolio Managers

Richard B. England, Managing Director and Principal of Atlanta Capital, has managed the Fund since 2011.

William R. Hackney, III, Managing Partner of Atlanta Capital, who has managed the Fund (or its predecessor Portfolio) since 2002.

Brian P. Mansfield, Principal of Atlanta Capital, has managed the Fund since 2011.

Glenn H. Shaw, CFA, Principal of Atlanta Capital, has managed the Fund since 2011.

9. The following replaces the second paragraph under "Tax-Managed Mid-Cap Core Portfolio" in "Management" under "Management and Organization":

Richard B. England, William R. Hackney, III, Brian P. Mansfield and Glenn H. Shaw serve as the co-portfolio managers of the Fund. Messrs. England, Mansfield and Shaw have served as portfolio managers of the Fund since May 2011 and Mr. Hackney has served as a portfolio of the Fund (or its predecessor Portfolio) since March 2002. Mr. England is Managing Director, Principal and a member of the Management Committee of Atlanta Capital and has been employed by Atlanta Capital for more than five years. Mr. Hackney is Managing Partner and member of the Management Committee of Atlanta Capital and has been employed by Atlanta Capital for more than five years. Mr. Mansfield is a Principal of Atlanta Capital and was an associate with Goldman, Sachs & Co. prior to joining Atlanta Capital in 2007. Mr. Shaw is a Principal of Atlanta Capital and has been employed by Atlanta Capital for more than five years.

May 2, 2011	5090-5/11	TMCOMBPS

3

PART C - OTHER INFORMATION

Item 28. Exhibits (with inapplicable items omitted)

(a)	(1)	Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August 17,
1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.
	(2)	Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective
Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.
	(3)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-Effective
Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.
	(4)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(4) to Post-
Effective Amendment No. 136 filed August 28, 2008 (Accession No. 0000940394-08-001205)
and incorporated herein by reference.
	(5)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest
without Par Value as amended and restated February 7, 2011 filed as Exhibit (a)(5) to Post-
Effective Amendment No. 164 filed March 11, 2011 (Accession No. 0000940394-11-000367)
and incorporated herein by reference.
(b)	(1)	By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective Amendment No.
23 filed July 14, 1995 and incorporated herein by reference.
	(2)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as
Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.
	(3)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated June 18, 2002 filed as Exhibit
(b)(3) to Post-Effective Amendment No. 87 filed September 13, 2002 and incorporated herein by reference.
	(4)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated February 7, 2005 filed as Exhibit
(b)(4) to Post-Effective Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.
	(5)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 11, 2006 filed as
Exhibit (b)(5) to Post-Effective Amendment No. 120 filed February 7, 2007 and incorporated herein by reference.
	(6)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated August 11, 2008 filed as Exhibit
(b)(6) to Post-Effective Amendment No. 136 filed August 28, 2008 (Accession No. No.
0000940394-08-001205) and incorporated herein by reference.
(c)		Reference is made to Item 28(a) and 28(b) above.
(d)	(1)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves
dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 filed August 17,
1995 and incorporated herein by reference.
	(2)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed
Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-Effective
Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.
	(3)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond
Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No. 37 filed
October 17, 1997 and incorporated herein by reference.
	(4)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International
Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 76 filed
June 21, 2001 and incorporated herein by reference.

(5)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity Research
Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment No. 78 filed
August 17, 2001 and incorporated herein by reference.
(6)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed
Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to Post-Effective
Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.
(7)	(a)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance
Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective Amendment No.
83 filed June 26, 2002 and incorporated herein by reference.
	(b)	Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Low
Duration Fund and Eaton Vance Management filed as Exhibit (d)(7)(b) to Post-Effective Amendment
No. 95 filed April 28, 2004 and incorporated herein by reference.
	(c)	Amendment to Fee Waiver Agreement on behalf of Eaton Vance Low Duration Fund dated June 14,
2004 filed as Exhibit (7)(c) to Post-Effective Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.
(8)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed
Dividend Income Fund dated February 10, 2003 filed as Exhibit (d)(8) to Post-Effective
Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.
(9)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed
Emerging Markets Fund dated August 11, 2003 filed as Exhibit (d)(9) to Post-Effective Amendment
No. 91 filed August 11, 2003 and incorporated herein by reference.
(10)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Diversified Income
Fund dated November 15, 2004 filed as Exhibit (d)(10) to Post-Effective Amendment No. 98 filed
December 6, 2004 and incorporated herein by reference.
(11)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Dividend Income
Fund dated August 8, 2005 filed as Exhibit (d)(11) to Post-Effective Amendment No. 108 filed
August 17, 2005 and incorporated herein by reference.
(12)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Structured
Emerging Markets Fund dated March 27, 2006 filed as Exhibit (d)(12) to Post-Effective
Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369) and
incorporated herein by reference.
(13)		Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio
Associates for Eaton Vance Structured Emerging Markets Fund dated March 27, 2006 filed as
Exhibit (d)(13) to Post-Effective Amendment No. 122 filed February 27, 2007 (Accession No.
0000940394-07-000176) and incorporated herein by reference.
(14)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Emerging Markets
Income Fund dated March 12, 2007 filed as Exhibit (d)(14) to Post-Effective Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.
(15)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International
Income Fund dated March 12, 2007 filed as Exhibit (d)(15) to Post-Effective Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.
(16)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Global Macro Fund
dated March 12, 2007 filed as Exhibit (d)(16) to Post-Effective Amendment No. 134 filed March
13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

	(17)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Strategic Income
Fund dated June 22, 2007 filed as Exhibit (d)(17) to Post-Effective Amendment No. 132 filed
December 28, 2007 (Accession No. 0000940394-07-002172) and incorporated herein by reference.
	(18)		Investment Advisory and Administrative Services Agreement dated March 30, 2010 with Eaton
Vance Management for Eaton Vance Structured International Equity Fund filed as Exhibit (d)(19) to
Post-Effective Amendment No. 155 filed March 31, 2010 (Accession No. 0000940394-10-
000341) and incorporated herein by reference.
	(19)		Investment Sub-Advisory Agreement dated March 30, 2010 between Eaton Vance Management and Parametric Portfolio Associates for Eaton Vance Structured International Equity Fund filed as
Exhibit (d)(20) to Post-Effective Amendment No. 155 filed March 31, 2010 (Accession No.
0000940394-10-000341) and incorporated herein by reference.
	(20)		Investment Advisory Agreement dated March 1, 2010 with Boston Management and Research for
Eaton Vance U.S. Government Money Market Fund filed as Exhibit (d)(21) to Post-Effective
Amendment No. 157 filed April 29, 2010 (Accession No. 0000940394-10-000471) and
incorporated herein by reference.
	(21)		Investment Advisory and Administrative Agreement dated August 9, 2010 with Eaton Vance
Management for Eaton Vance Global Macro Absolute Return Advantage Fund filed as Exhibit
(d)(22) to Post-Effective Amendment No. 161filed August 25, 2010 (Accession No. 0000940394-
10-000859) and incorporated herein by reference.
	(22)		Investment Advisory Agreement dated February 7, 2011 with Boston Management and Research for Eaton Vance Build America Bond Fund filed as Exhibit (d)(22) to Post-Effective Amendment No.
163 filed February 24, 2011 (Accession No. 0000940394-11-000187) and incorporated herein by reference.
	(23)		Investment Advisory and Administrative Services Agreement between Eaton Vance Mutual Funds
Trust, on behalf of Parametric Structured Commodity Strategy Fund, and Eaton Vance Management
dated ________, 2011 to be filed by Amendment.
	(24)		Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio
Associates LLC for Parametric Structured Commodity Strategy Fund dated _________, 2011 to be filed by Amendment.
(e)	(1)		Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Cash
Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
(6)(a)(4) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.
	(2)		Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Money
Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
(6)(a)(6) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.
	(3)		Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax Free
Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit (6)(a)(7)
to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.
	(4)	(a)	Amended and Restated Distribution Agreement between Eaton Vance Mutual Funds Trust and Eaton
Vance Distributors, Inc. effective as of August 6, 2007 with attached Schedule A and Schedule B filed as Exhibit (e)(4) to Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No.
0000940394-07-000956) and incorporated herein by reference.
		(b)	Amended Schedule B dated __________, 2011 to the Amended and Restated Distribution
Agreement between Eaton Vance Mutual Funds Trust and Eaton Vance Distributors, Inc. dated
August 6, 2007 to be filed by Amendment.

	(5)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as
Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No.
0000940394-07-000430) to the Registration Statement of Eaton Vance Special Investment Trust
(File Nos. 2-27962, 811-1545) and incorporated herein by reference.
(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1,
1994).
(g)	(1)		Master Custodian Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as exhibit (g)(1) to Post-Effective Amendment No. 125 of Eaton Vance Municipals Trust (File
Nos. 33-572, 811-4409) filed November 30, 2010 (Accession No. 0000940394-10-001163)
and incorporated herein by reference.
	(2)		Amended and Restated Services Agreement with State Street Bank & Trust Company dated
September 1, 2010 filed as exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance
Special Investment Trust (File Nos. 02-27962, 811-1545) filed September 27, 2010 (Accession
No. 0000940394-10-001000) and incorporated herein by reference.
(h)	(1)	(a)	Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules
(including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-Effective
Amendment No. 24 filed August 16, 1995 and incorporated herein by reference.
		(b)	Amended Schedule A dated March 1, 2008 to the Amended Administrative Services Agreement
dated July 31, 1995 filed as Exhibit (h)(1)(b) to Post-Effective Amendment No. 134 filed March
13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.
	(2)	(a)	Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 filed as Exhibit (h)(2) to Post-
Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.
		(b)	Schedule A dated August 10, 2007 to the Administrative Services Agreement dated August 16,
1999 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 134 filed March 13, 2008
(Accession No. 0000940394-08-000450) and incorporated herein by reference.
	(3)	(a)	Transfer Agency Agreement dated as of August 1, 2008 filed as Exhibit (h)(1) to Post-Effective
Amendment No. 70 of Eaton Vance Series Trust II (File Nos. 02-42722, 811-02258) filed October
27, 2008 (Accession No. 0000940394-08-001324) and incorporated herein by reference.
		(b)	Red Flag Services Amendment effective May 1, 2009 to the Transfer Agency Agreement filed as
Exhibit (h)(2)(b) to Post-Effective Amendment No. 31 of Eaton Vance Municipals Trust II (File Nos.
33-71320, 811-8134) filed May 28, 2009 (Accession No. 0000940394-09-000411) and incorporated herein by reference.
	(4)		Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and Eaton
Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 filed August 25,
2005 (Accession No. 0000940394-05-000983) and incorporated herein by reference.
	(5)	(a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the
Trusts (on behalf of certain of their series) listed on Schedule A dated October 16, 2007 filed as
Exhibit (h)(5) to Post-Effective Amendment No. 131 filed November 26, 2007 (Accession No.
0000940394-07-002010) and incorporated herein by reference.
		(b)	Amended Schedule A effective May 2, 2011 to the Expense Waivers/Reimbursements Agreement
dated October 16, 2007 filed as Exhibit (h)(6)(b) to Post-Effective Amendment No. 17 of Eaton
Vance Variable Trust (File Nos. 333-44010, 811-10067) filed April 27, 2011 (Accession No.
0000940394-11-000449) and incorporated herein by reference.
(i)	(1)		Opinion of Internal Counsel dated March 11, 2011 filed as Exhibit (i) to Post-Effective Amendment
No. 164 filed March 11, 2011 (Accession No. 0000940394-11-000367) and incorporated herein by reference.

	(2)		Consent of Internal Counsel dated May 2, 2011 filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance Tax-Managed Mid-Cap
Core Fund dated May 2, 2011 filed herewith.
(m)	(1)	(a)	Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the Investment
Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-Effective Amendment
No. 25 filed August 17, 1995 and incorporated herein by reference.
		(b)	Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance
Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective
Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.
	(2)	(a)	Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted June 23, 1997 and amended
April 24, 2006 filed as Exhibit (m)(2) to Post-Effective Amendment No. 117 filed June 28, 2006 and incorporated herein by reference.
		(b)	Amendment to Schedule A effective February 8, 2010 of Eaton Vance Mutual Funds Trust Class A
Distribution Plan filed as Exhibit (m)(2)(b) to Post-Effective Amendment No. 153 filed February 25,
2010 (Accession No. 0000940394-10-000156) and incorporated herein by reference.
	(3)	(a)	Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted April 23, 2007 filed as Exhibit
(m)(3) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-
07-000470) and incorporated herein by reference.
		(b)	Amendment to Schedule A effective August 9, 2010 of Eaton Vance Mutual Funds Trust Class A
Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective Amendment No. 161 filed August 25,
2010 (Accession No. 0000940394-10-000859) and incorporated herein by reference.
	(4)	(a)	Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as Exhibit
(15)(j) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.
		(b)	Amendment to Schedule A effective October 19, 2009 of Eaton Vance Mutual Funds Trust Class B
Distribution Plan filed as Exhibit (m)(4)(b) to Post-Effective Amendment No. 150 filed December 4,
2009 (Accession No. 0000940394-09-000964) and incorporated herein by reference.
	(5)		Eaton Vance Mutual Funds Trust Class B Distribution Plan for Eaton Vance Floating-Rate Advantage
Fund adopted August 6, 2007 filed as Exhibit (m)(5) to Post-Effective Amendment No. 128 filed
August 10, 2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.
	(6)	(a)	Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as Exhibit
(15)(k) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.
		(b)	Amendment to Schedule A effective October 19, 2009 of Eaton Vance Mutual Funds Trust Class C
Distribution Plan filed as Exhibit (m)(6)(b) to Post-Effective Amendment No. 150 filed December 4,
2009 (Accession No. 0000940394-09-000964) and incorporated herein by reference.
	(7)		Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low Duration Fund
adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective Amendment No. 83 filed June
26, 2002 and incorporated herein by reference.
	(8)		Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Floating-Rate Advantage
Fund adopted August 6, 2007 filed as Exhibit (m)(8) to Post-Effective Amendment No. 128 filed
August 10, 2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.
	(9)	(a)	Eaton Vance Mutual Funds Trust Class R Distribution Plan adopted June 16, 2003 with attached
Schedule A filed as Exhibit (m)(7) to Post-Effective Amendment No. 89 filed July 9, 2003 and incorporated herein by reference.

		(b)	Amendment to Schedule A effective November 15, 2010 of Eaton Vance Mutual Funds Trust Class
R Distribution Plan filed as Exhibit (m)(9)(b) to Post-Effective Amendment No. 162 filed December
1, 2010 (Accession No. 0000940394-10-001172) and incorporated herein by reference.
	(10)	(a)	Eaton Vance Mutual Funds Trust Amended and Restated Class C Distribution Plan adopted February
8, 2010 filed as Exhibit (m)(10) to Post-Effective Amendment No. 153 filed February 25, 2010
(Accession No. 0000940394-10-000156) and incorporated herein by reference.
		(b)	Amendment to Schedule A effective October 18, 2010 of Eaton Vance Mutual Funds Trust
Amended and Restated Class C Distribution Plan filed as Exhibit (m)(10)(b) to Post-Effective
Amendment No. 162 filed December 1, 2010 (Accession No. 0000940394-10-001172) and
incorporated herein by reference.
(n)	(1)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as
Exhibit (n) to Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No.
0000940394-07-000956) and incorporated herein by reference.
	(2)		Schedule A effective May 2, 2011 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(2) to Post-Effective Amendment No. 118 of Eaton Vance Growth Trust (File Nos. 2-22019,
811-1241) filed May 2, 2011 (Accession No. 0000940394-11-000539) and incorporated herein by reference.
	(3)		Schedule B effective May 2, 2011 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(3) to Post-Effective Amendment No. 118 of Eaton Vance Growth Trust (File Nos. 2-22019,
811-1241) filed May 2, 2011 (Accession No. 0000940394-11-000539) and incorporated herein by reference.
	(4)		Schedule C effective May 2, 2011 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(3) to Post-Effective Amendment No. 118 of Eaton Vance Growth Trust (File Nos. 2-22019,
811-1241) filed May 2, 2011 (Accession No. 0000940394-11-000539) and incorporated herein by reference.
(p)	(1)		Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised May 15, 2010 filed as Exhibit (r)(1) to Pre-Effective Amendment No. 2 of Eaton Vance
Tax-Advantaged Bond and Option Strategies Fund N-2 (File Nos. 333-164369, 811-22380) filed
May 24, 2010 (Accession No. 0001193125-10-126745) and incorporated herein by reference.
	(2)		Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company LLC effective January 1, 2006 as revised January 4, 2010 filed as Exhibit (p)(2) to Post-Effective
Amendment No. 161 filed August 25, 2010 (Accession No. 0000940394-10-000859) and
incorporated herein by reference.
	(3)		Code of Ethics adopted by Fox Asset Management, LLC effective January 31, 2006, as revised
December 2, 2009 filed as Exhibit (p)(3) to Post-Effective Amendment No. 100 to Eaton Vance
Special Investment Trust (File Nos. 02-27962, 811-1545) filed January 29, 2010 (Accession No.
0000940394-10-000104) and incorporated herein by reference.
	(4)		Code of Ethics adopted by Parametric Portfolio Associates effective January 2, 2006 as revised
January 31, 2011 filed as Exhibit (p)(4) to Post-Effective Amendment No. 166 filed April 29, 2011
(Accession No. 0000940394-11-000485) and incorporated herein by reference.
	(5)		Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised October
19, 2009) filed as Exhibit (p)(5) to Post-Effective Amendment No. 106 of Eaton Vance Growth Trust
(File Nos. 2-22019, 811-1241) filed October 28, 2009 (Accession No. 0000940394-09-
000808) and incorporated herein by reference.
(q)	(1)	(a)	Powers of Attorney for Eaton Vance Mutual Funds Trust dated November 1, 2005 filed as Exhibit (q)
to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-
4409) (Accession No. 0000940394-05-0091357) filed November 29, 2005 and incorporated herein by reference.

	(b)	Power of Attorney for Eaton Vance Mutual Funds Trust dated January 25, 2006 filed as Exhibit (q)
to Post-Effective Amendment No. 104 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-
4409) (Accession No. 0000940394-06-000148) filed January 30, 2006 and incorporated herein by reference.
	(c)	Powers of Attorney for Eaton Vance Mutual Funds Trust dated April 23, 2007 filed as Exhibit
(q)(1)(c) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-
07-000470) and incorporated herein by reference.
(2)		Power of Attorney for Government Obligations Portfolio and Strategic Income Portfolio dated July 1,
2003 filed as Exhibit (q)(18) to Post-Effective Amendment No. 89 filed July 1, 2003 and incorporated herein by reference.
(3)		Power of Attorney for Tax-Managed Growth Portfolio dated July 1, 2003 filed as Exhibit (q)(3) to
Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
(4)		Power of Attorney for Tax-Managed Small-Cap Value Portfolio dated July 1, 2003 filed as Exhibit
(q)(4) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
(5)		Power of Attorney for Investment Portfolio dated July 1, 2003 filed as Exhibit (q)(5) to Post-Effective
Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
(6)		Power of Attorney for Floating Rate Portfolio dated July 1, 2003 filed as Exhibit (q)(6) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
(7)		Power of Attorney for High Income Portfolio dated July 1, 2003 filed as Exhibit (q)(7) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
(8)		Power of Attorney for Tax-Managed International Growth Portfolio (now Tax-Managed International
Equity Portfolio) and Tax-Managed Multi-Cap Opportunity Portfolio dated July 1, 2003 filed as
Exhibit (q)(8) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
(9)		Power of Attorney for Tax-Managed Mid-Cap Core Portfolio dated July 1, 2003 filed as Exhibit (q)(9)
to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
(10)		Power of Attorney for Tax-Managed Small-Cap Growth Portfolio dated July 1, 2003 filed as Exhibit
(q)(10) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
(11)		Power of Attorney for Tax-Managed Value Portfolio dated July 1, 2003 filed as Exhibit (q)(11) to
Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
(12)		Power of Attorney for Cash Management Portfolio dated July 1, 2003 filed as Exhibit (q)(12) to
Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
(13)		Power of Attorney for Investment Grade Income Portfolio dated August 11, 2003 filed as Exhibit
(q)(13) to Post-Effective Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.
(14)		Power of Attorney for Boston Income Portfolio dated December 29, 2004 filed as Exhibit (q)(14) to
Post-Effective Amendment No. 100 filed December 30, 2004 and incorporated herein by reference.
(15)		Power of Attorney for Eaton Vance Mutual Funds Trust dated April 29, 2005 filed as Exhibit (q)(15)
to Post-Effective Amendment No. 106 filed June 27, 2005 and incorporated herein by reference.
(16)		Power of Attorney for Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio,
Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed
Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value Portfolio, Tax-Managed Value Portfolio
and Investment Grade Income Portfolio dated November 1, 2005 filed as Exhibit (q)(2) - (q)(5) to
Post-Effective Amendment No. 93 of Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241)
filed December 23, 2005 (Accession No. 0000940394-05-001402) and incorporated herein by reference.

(17)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate Portfolio,
Government Obligations Portfolio, High Income Portfolio, Investment Grade Income Portfolio,
Investment Portfolio, Strategic Income Portfolio, Tax-Managed Growth Portfolio, Tax-Managed Mid-
Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-Managed Small-Cap Value
Portfolio dated November 1, 2005 filed as Exhibit (q)(17) to Post-Effective Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-06-000201) and incorporated herein by reference.
(18)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate Portfolio,
Government Obligations Portfolio, High Income Portfolio, Investment Grade Income Portfolio,
Investment Portfolio, Strategic Income Portfolio and Tax-Managed International Equity Portfolio
dated January 25, 2006 filed as Exhibit (q)(18) to Post-Effective Amendment No. 112 filed
February 28, 2006 (Accession No. 0000940394-06-000201) and incorporated herein by reference.
(19)	Power of Attorney for Asian Small Companies Portfolio, Capital Growth Portfolio, Global Growth
Portfolio, Greater China Growth Portfolio, Growth Portfolio, Investment Grade Income Portfolio,
Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia Portfolio and Utilities Portfolio
dated January 25, 2006 filed as Exhibit (q)(8) to Post-Effective Amendment No. 75 of Eaton Vance
Special Investment Trust (File Nos. 2-27962, 811-1545) filed February 14, 2006 (Accession No.
0000940394-06-000187) and incorporated herein by reference.
(20)	Power of Attorney for International Equity Portfolio dated February 13, 2006 filed as Exhibit (q)(20)
to Post-Effective Amendment No. 113 filed March 14, 2006 and incorporated herein by reference.
(21)	Power of Attorney for Emerging Markets Income Portfolio dated March 12, 2007 filed as Exhibit
(q)(21) to Post-Effective Amendment No. 124 filed April 13, 2007 (Accession No. 0000940394-
07-000400) and incorporated herein by reference.
(22)	Power of Attorney for International Income Portfolio dated March 12, 2007 filed as Exhibit (q)(22)
to Post-Effective Amendment No. 124 filed April 13, 2007 (Accession No. 0000940394-07-
000400) and incorporated herein by reference.
(23)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend Income
Portfolio, Emerging Markets Income Portfolio, Floating Rate Portfolio, Government Obligations
Portfolio, Global Macro Portfolio, High Income Portfolio, Investment Grade Income Portfolio,
Investment Portfolio, International Equity Portfolio, International Income Portfolio, Tax-Managed
Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Mid-Cap Core Portfolio,
Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-
Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio dated April 23, 2007 filed as
Exhibit (q)(23) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No.
0000940394-07-000470) and incorporated herein by reference.
(24)	Power of Attorney for Dividend Income Portfolio, International Equity Portfolio, Tax-Managed Growth
Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio,
Tax-Managed Small-Cap Growth Portfolio and Tax-Managed Value Portfolio dated April 23, 2007 filed as Exhibit (q)(24) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No.
0000940394-07-000470) and incorporated herein by reference.
(25)	Power of Attorney for Cash Management Portfolio, International Equity Portfolio and Tax-Managed
International Equity Portfolio dated April 23, 2007 filed as Exhibit (q)(25) to Post-Effective
Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470) and
incorporated herein by reference.
(26)	Power of Attorney for Dividend Income Portfolio, Tax-Managed Growth Portfolio, Tax-Managed Mid-
Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-Managed Small-Cap Value
Portfolio dated April 23, 2007 filed as Exhibit (q)(26) to Post-Effective Amendment No. 125 filed
April 30, 2007 (Accession No. 0000940394-07-000470) and incorporated herein by reference.

(27)	Power of Attorney for Cash Management Portfolio and Investment Grade Income Portfolio dated
April 23, 2007 filed as Exhibit (q)(27) to Post-Effective Amendment No. 125 filed April 30, 2007
(Accession No. 0000940394-07-000470) and incorporated herein by reference.
(28)	Power of Attorney for Senior Debt Portfolio dated August 6, 2007 filed as Exhibit (q)(28) to Post-
Effective Amendment No. 128 filed August 10, 2007 (Accession No. 0000940394-07-000956)
and incorporated herein by reference.
(29)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 1, 2007 filed as Exhibit
(q)(29) to Post-Effective Amendment No. 131 filed November 26, 2007 (Accession No.
0000940394-07-002010) and incorporated herein by reference.
(30)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 12, 2007 filed as Exhibit
(q)(30) to Post-Effective Amendment No. 131 filed November 26, 2007 (Accession No.
0000940394-07-002010) and incorporated herein by reference.
(31)	Power of Attorney for Eaton Vance Mutual Funds Trust dated January 1, 2008 filed as Exhibit
(q)(31) to Post-Effective Amendment No. 133 filed February 27, 2008 (Accession No.
0000940394-08-000137) and incorporated herein by reference.
(32)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend Income
Portfolio, Emerging Markets Income Portfolio, Emerging Markets Portfolio, Floating Rate Portfolio,
Global Macro Portfolio, Government Obligations Portfolio, High Income Portfolio, International
Equity Portfolio, International Income Portfolio, Investment Grade Income Portfolio, Investment
Portfolio, Senior Debt Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Equity
Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-
Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed
Value Portfolio dated January 1, 2008 filed as Exhibit (q)(32) to Post-Effective Amendment No.
133 filed February 27, 2008 (Accession No. 0000940394-08-000137) and incorporated herein by reference.
(33)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 17, 2008 and filed as
Exhibit (q)(33) to Post-Effective Amendment No. 137 filed December 18, 2008 (Accession No.
0000940394-08-001573) and incorporated herein by reference.
(34)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend Income
Portfolio, Emerging Markets Local Income Portfolio, Emerging Markets Portfolio, Floating Rate
Portfolio, Global Macro Portfolio, Government Obligations Portfolio, High Income Opportunities
Portfolio, International Equity Portfolio, International Income Portfolio, Investment Grade Income
Portfolio, Investment Portfolio, Senior Debt Portfolio, Tax-Managed Growth Portfolio, Tax-Managed
International Equity Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Growth
Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value Portfolio and
Tax-Managed Value Portfolio dated November 17, 2008 filed as Exhibit (q)(34) to Post-Effective
Amendment No. 137 filed December 18, 2008 (Accession No. 0000940394-08-001573) and
incorporated herein by reference.
(35)	Power of Attorney for Multi-Sector Portfolio dated April 27, 2009 filed as Exhibit (q)(35) to Post-
Effective Amendment No. 144 filed June 30, 2009 (Accession No. 0000940394-09-000528)
and incorporated herein by reference.
(36)	Power of Attorney for Build America Bond Portfolio dated October 19, 2009 filed as Exhibit (q)(36)
to Post-Effective Amendment No. 148 filed November 17, 2009 (Accession No. 0000940394-09-
000877) and incorporated herein by reference.
(37)	Power of Attorney for Global Opportunities Portfolio dated October 19, 2009 filed as Exhibit (q)(37)
to Post-Effective Amendment No. 151 filed December 31, 2009 (Accession No. 0000940394-09-
001116) and incorporated herein by reference.
(38)	Power of Attorney for Global Macro Absolute Return Advantage Portfolio dated August 9, 2010 filed as Exhibit (q)(38) to Post-Effective Amendment No. 160 filed August 9, 2010 (Accession No.
0000940394-10-000840) and incorporated herein by reference.

(39)	Power of Attorney for Eaton Vance Mutual Funds Trust dated February 7, 2011 filed as Exhibit
(q)(39) to Post-Effective Amendment No. 163 filed February 24, 2011 (Accession No.
0000940394-11-000187) and incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control

     Not applicable

Item 30. Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31. Business and other Connections of Investment Advisers

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Atlanta Capital Management Company, LLC (File No. 801-52179), Fox Asset Management, LLC (File No. 801-26379), Parametric Portfolio Associates LLC (File No. 801-60485) and Eagle Global Advisors L.L.C. (File No. 801-53294) filed with the Commission, all of which are incorporated herein by reference.

Item 32. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance
Corp., is the principal underwriter for each of the registered investment companies named below:

	Eaton Vance Growth Trust	Eaton Vance Mutual Funds Trust
	Eaton Vance Investment Trust	Eaton Vance Series Trust II
	Eaton Vance Managed Income Term Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust	Eaton Vance Variable Trust
Eaton Vance Municipals Trust II

(b)
(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Julie Andrade	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Matthew Bennett	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Peter Campagna	Vice President	None
Eric Caplinger	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Adam Cole	Vice President	None
Michael Collins	Vice President	None
Eric Cooper	Vice President	None

Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Keith Darby	Vice President	None
Kevin Darrow	Vice President	None
Drew Devereaux	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
Bradford Godfrey	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Paul Leonardo	Vice President	None
Lauren Loehning	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None

Michael Maguire	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Shannon McHugh-Price	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Paul Nobile	Senior Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
Steve Pietricola	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Kevin Rookey	Vice President	None
Scott Ruddick	Senior Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Jamie Smoller	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Wayne Taylor	Vice President	None
Stefan Thielen	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None

Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
John Young	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is Two International Place, Boston, MA 02110

     (c) Not applicable

Item 33. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, BNY Mellon Asset Servicing, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at Two International Place, Boston, MA 02110, Atlanta Capital Management Company, LLC located at 1075 Peachtree Street NE, Suite 2100, Atlanta, GA 30309, Fox Asset Management LLC located at 331 Newman Springs Road, Suite 122, Red Bank, NJ 07701, Parametric Portfolio Associates LLC located at 1918 Eighth Avenue, Suite 3100, Seattle, WA 98101 and Eagle Global Advisors, L.L.C. located at 5847 San Felipe, Suite 930, Houston, TX 77057.

Item 34. Management Services

     Not applicable

Item 35. Undertakings

     None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on May 2, 2011.

EATON VANCE MUTUAL FUNDS TRUST By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on May 2, 2011.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description
(i) (2)	Consent of Internal Counsel dated May 2, 2011

(j)	Consent of Independent Registered Public Accounting Firm for Eaton Vance Tax-Managed Mid-Cap
Core Fund dated May 2, 2011